OTHER RECEIVABLES - Movements in the allowances (Details) - Other current receivable - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movements in the allowances of other receivables
At the beginning of the year	$ (1,775)	$ (5,024)
Increases	(1,171)	(506)
Uses	156	1,023
RECPAM and currency translation adjustments	392	2,732
At the end of the year	$ (2,398)	$ (1,775)